Income Tax (Details) - Schedule of provision for federal income tax - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for federal income tax [Abstract]
Current Operations	$ 803,000	$ 221,700
Less: valuation allowance	(803,000)	(221,700)
Net provision for Federal income taxes